                             SUNAMERICA SERIES TRUST

          Supplement to the SAI dated May 1, 2006 and September 1, 2006

At the September 7, 2006 board meeting of SunAmerica Series Trust (the "Trust"), Jane Jelenko was appointed as Trustee of the Trust. The section containing information about the Trustees and Officers of the Trust is supplemented to include the following disclosure:

INDEPENDENT TRUSTEES

                                                                                       NUMBER OF
                                                                                       PORTFOLIOS
                                                                    PRINCIPAL           IN FUND
                                 POSITIONS    TERM OF OFFICE      OCCUPATION(S)         COMPLEX
      NAME, ADDRESS AND          HELD WITH     AND LENGTH OF      DURING PAST 5       OVERSEEN BY         OTHER DIRECTORSHIPS
        DATE OF BIRTH              TRUST       TIME SERVED            YEARS             TRUSTEE             HELD BY TRUSTEE
        -------------              -----       ------------           -----             -------             ---------------
JANE JELENKO                    Trustee       September 2006   Retired; Senior             60         Director, Countrywide Bank
DOB: August 19, 1948                                           Advisor (2003-2005                     (since 2003).
                                                               and Management
                                                               Consultant
                                                               (1977-2003)
                                                               Bearingpoint, Inc.
                                                               (formerly KPMG,
                                                               LLP).


In the section containing information about the ownership of Portfolio shares of the Trust is supplemented to include the following disclosure:

INDEPENDENT TRUSTEES

                                                                 AGGREGATE DOLLAR RANGE OF EQUITY
                                                                   SECURITIES IN ALL REGISTERED
                             DOLLAR RANGE OF EQUITY              INVESTMENT COMPANIES OVERSEEN BY
    NAME OF TRUSTEE         SECURITIES IN THE TRUST         TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
----------------------      -----------------------         -----------------------------------------
Jane Jelenko                           0                                        0




DATE:  SEPTEMBER 21, 2006